INTANGIBLE ASSETS - Provision for impairment of intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
At the beginning of the year	$ 2,494,659
At the end of the year	2,671,525	$ 2,494,659
Impairment allowance
INTANGIBLE ASSETS
At the beginning of the year	(97,183)	(97,163)
Increases	(371)	(20)
At the end of the year	$ (97,554)	$ (97,183)